Offerings	Aug. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2023 Equity Incentive Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	21,555,584
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 35,997,825.28
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,511.27
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share, of the Registrant (“Common Stock”) which become issuable under the Registrant’s 2023 Equity Incentive Plan, as amended (the “2023 Plan”), and the 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of the Registrant’s outstanding Common Stock.

Represents shares of Common Stock reserved for issuance pursuant to future awards under the 2023 Plan. To the extent that any awards outstanding under the 2023 Plan are forfeited, are cancelled, are held back upon exercise or settlement of an award to cover any exercise price, as applicable, or tax withholding, are reacquired by the Registrant prior to vesting, are satisfied without the issuance of stock or are otherwise terminated (other than by exercise) subsequent to the date of this Registration Statement, the shares reserved for issuance pursuant to such awards will become available for issuance as shares of Common Stock under the 2023 Plan.

For the purpose of computing the registration fee only, the price shown is based upon the price of $1.67 per share, the average of the high and low prices for the Common Stock of the Registrant as reported in the Nasdaq Global Market on August 15, 2025, in accordance with Rule 457(c) and (h)(1).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2023 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	545,438
Proposed Maximum Offering Price per Unit	1.42
Maximum Aggregate Offering Price	$ 774,521.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 118.58
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share, of the Registrant (“Common Stock”) which become issuable under the Registrant’s 2023 Equity Incentive Plan, as amended (the “2023 Plan”), and the 2023 Employee Stock Purchase Plan (the “2023 ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction which results in an increase in the number of shares of the Registrant’s outstanding Common Stock.

Represents shares of Common Stock reserved for future issuances under the 2023 ESPP.

For the purpose of computing the registration fee only, the price shown is based upon the price of $1.67 per share, the average of the high and low prices for the Common Stock of the Registrant as reported in the Nasdaq Global Market on August 15, 2025, in accordance with Rule 457(c) and (h)(1), multiplied by 85%, which is the percentage of the trading price per share applicable to purchasers under the 2023 ESPP.